Employee Stock Ownership Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Oct. 04, 2012
Shares held by the ESOP at year end
Allocated to participants	96,268	82,136	59,650
Unearned	404,745	427,231	449,717
Total ESOP shares	501,013	509,367	509,367
Fair value of unearned shares	$ 4,501	$ 3,751